Related Party Transaction and Balance	12 Months Ended
Mar. 31, 2025
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

13. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
PRO800 Limited (“PRO800”)	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company.
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited and ceased to be a related party of the Company from February 28, 2024
WSYQR Limited	Wholly owned by Mr. Huaixi Yang before April 1, 2023, and ceased to be a related party of the Company from May 24, 2023.
Sincere Creative Investment LPF	Indirect subsidiary owns 20% of Sincere Creative Investment LPF.

b. Related parties transactions

		For the Years Ended March 31,
	Nature	2025	2024	2023
Mr. Huaixi Yang	Gross commission income	$10,204	$-	$1,962
Mr. Huaixi Yang	Handling income	$13,128	$-	$-
Mr. Huaixi Yang	Interest income	$169,549	$179,217	$96,317
WSYQR Limited	Gross commission income	$-	$-	$8,884

On April 12, 2023, the Company, through ZYAL, closed an acquisition of 100% equity interest in TOP 500 SEC PTY LTD (“Top 500”) from PRO800 at cash consideration of $700,000. The Company fully paid the cash consideration by closing date.

c. Balance with related parties

	Nature	March 31, 2025	March 31, 2024

Mr. Huaixi Yang	Receivable due from customers – a related party	$-	$1,548,088
Mr. Huaixi Yang	Payable due to customers – a related party	$880,336	$-

The balance due from Mr. Huaixi Yang represented the purchase price of stock exceeding the deposits paid by customers which traded these US stocks through the Company’s platform. The US stocks were under custodian of the Company, and the related parties shall fully paid the balance to the Company before they sold these stocks. For the years ended March 31, 2025 and 2024, the Company provided expected credit loss of $nil and $159,401 against the receivables due from Mr. Yang because the fair value of the stocks were below the receivables due from Mr. Yang.